STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Changes in Outstanding Common Stock Warrants) (Details) (Warrant [Member], USD $)	9 Months Ended
Jun. 30, 2012
Warrant [Member]
Number of Warrants
Balance at beginning of year	11,528,934
Granted	84,106,138
Exercised	(838,000)
Forfeited	0
Balance at end of period	94,797,072
Warrants exercisable at end of period	94,797,072
Weighted Average Exercise Price
Balance at beginning of year	$ 0.17
Granted	$ 0.074
Exercised	$ 0.122
Forfeited
Balance at end of period	$ 0.84
Warrants exercisable at end of period	$ 0.084
Weighted average fair value of warrants granted or re-priced during the period	$ 0.074